UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------

Check here if Amendment [  ]: Amendment Number:
                                                --------------

   This Amendment (Check only one):   |_|  is a restatement
                                      |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          601 Lexington Avenue, 51st Floor
                  New York, NY 10022


Form 13F File Number:        28-12755
                             --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Justin Morgan
Title:            Controller
Phone:            (212) 720-3131

Signature, Place and Date of Signing:


       /s/ Justin Morgan             New York, NY            November 14, 2011
---------------------------          -------------           -----------------
        [Signature]                  [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  ---------------------
Form 13F Information Table Entry Total:                      41
                                                  ---------------------
Form 13F Information Table Value Total:                   $3,238,157
                                                  ---------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None





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                                                 JAT CAPITAL MANAGEMENT, L.P.
                                                  FORM 13F INFORMATION TABLE
                                                Quarter Ended September 30, 2011

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                                                       VALUE    SHRS OR    SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
                                                      --------  -------    ---  ----  ----------  --------   -----------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS       SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
BAIDU INC                    SPON ADR REP A 056752108  358,176  3,350,256  SH           SOLE                 3,350,256
CARMAX INC                   COM            143130102   91,892  3,852,898  SH           SOLE                 3,852,898
CBS CORP NEW                 CL B           124857202   38,398  1,884,090  SH           SOLE                 1,884,090
DECKERS OUTDOOR CORP         COM            243537107   63,323    679,720  SH           SOLE                   679,720
DOLLAR GEN CORP NEW          COM            256677105   75,661  2,003,726  SH           SOLE                 2,003,726
ELECTRONIC ARTS INC          COM            285512109  134,625  6,583,138  SH           SOLE                 6,583,138
FUSION-IO INC                COM            36112J107   11,206    589,800  SH           SOLE                   589,800
GREEN MTN COFFEE ROASTERS IN COM            393122106   77,467    833,515  SH           SOLE                   833,515
HOME INNS & HOTELS MGMT INC  SPON ADR       43713W107    6,005    233,007  SH           SOLE                   233,007
IMAX CORP                    COM            45245E109   43,140  2,979,280  SH           SOLE                 2,979,280
JINKOSOLAR HLDG CO LTD       SPONSORED ADR  47759T100    1,426    293,400  SH           SOLE                   293,400
LAS VEGAS SANDS CORP         COM            517834107  171,468  4,472,295  SH           SOLE                 4,472,295
LDK SOLAR CO LTD             SPONSORED ADR  50183L107       94     30,000  SH           SOLE                    30,000
LDK SOLAR CO LTD             SPONSORED ADR  50183L107    7,836  2,511,400  SH   PUT     SOLE                 2,511,400
LEAR CORP                    COM NEW        521865204  122,400  2,853,156  SH           SOLE                 2,853,156
LIBERTY GLOBAL INC           COM SER A      530555101   78,256  2,162,952  SH           SOLE                 2,162,952
LULULEMON ATHLETICA INC      COM            550021109   25,560    524,952  SH           SOLE                   524,952
MERITOR INC                  COM            59001K100   21,420  3,034,011  SH           SOLE                 3,034,011
MOLYCORP INC DEL             COM            608753109  166,557  5,067,129  SH           SOLE                 5,067,129
NETFLIX INC                  COM            64110L106  296,506  2,617,691  SH           SOLE                 2,617,691
NETFLIX INC                  COM            64110L106  158,578  1,400,000  SH   CALL    SOLE                 1,400,000
OPENTABLE INC                COM            68372A104   97,858  2,126,878  SH           SOLE                 2,126,878
PRICELINE COM INC            COM NEW        741503403  236,696    526,623  SH           SOLE                   526,623
QUALCOMM INC                 COM            747525103   92,487  1,901,848  SH           SOLE                 1,901,848
RESEARCH IN MOTION LTD       COM            760975102   17,177    846,174  SH           SOLE                   846,174
RIVERBED TECHNOLOGY INC      COM            768573107   54,222  2,716,553  SH           SOLE                 2,716,553
SALESFORCE COM INC           COM            79466L302   51,555    451,127  SH           SOLE                   451,127
SINA CORP                    ORD            G81477104  159,239  2,223,704  SH           SOLE                 2,223,704
SINA CORP                    ORD            G81477104  242,543  3,387,000  SH   CALL    SOLE                 3,387,000
SIRIUS XM RADIO INC          COM            82967N108   46,119 30,542,582  SH           SOLE                30,542,582
SMITHFIELD FOODS INC         COM            832248108   27,106  1,390,050  SH           SOLE                 1,390,050
SODASTREAM INTERNATIONAL LTD USD SHS        M9068E105   21,012    635,775  SH           SOLE                   635,775
TRAVELZOO INC                COM            89421Q106    2,133     96,990  SH           SOLE                    96,990
TRAVELZOO INC                COM            89421Q106   12,319    560,200  SH   PUT     SOLE                   560,200
TRINITY INDS INC             COM            896522109   49,699  2,321,295  SH           SOLE                 2,321,295
ULTA SALON COSMETCS & FRAG I COM            90384S303   36,652    588,981  SH           SOLE                   588,981
UNITED RENTALS INC           COM            911363109   12,105    718,800  SH           SOLE                   718,800
VERIFONE SYS INC             COM            92342Y109   50,084  1,430,140  SH           SOLE                 1,430,140
WYNN RESORTS LTD             COM            983134107   36,441    316,654  SH           SOLE                   316,654
YOUKU COM INC                SPONSORED ADR  98742U100   35,720  2,183,370  SH           SOLE                 2,183,370
ZIPCAR INC                   COM            98974X103    6,996    388,687  SH           SOLE                   388,687
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